Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Profit or loss and assets for reportable segment
The following table presents information about profit or loss and assets for each reportable segment:

	For the fiscal years ended December 31,
	2018	2017	2016
Revenues:
Brazil	$1,345,453	$1,496,573	$1,333,237
Caribbean division	483,743	474,822	409,671
NOLAD	406,848	386,874	363,965
SLAD	845,527	961,256	821,757
Total revenues	$3,081,571	$3,319,525	$2,928,630

Adjusted EBITDA:
Brazil	$218,391	$218,172	$168,076
Caribbean division	(8,281)	40,844	18,049
NOLAD	32,313	33,717	36,288
SLAD	73,670	87,083	76,327
Total reportable segments	316,093	379,816	298,740
Corporate and others (i)	(58,096)	(74,879)	(60,295)
Total adjusted EBITDA	$257,997	$304,937	$238,445

	For the fiscal years ended December 31,
	2018	2017	2016
Adjusted EBITDA reconciliation:

Total Adjusted EBITDA	$257,997	$304,937	$238,445

(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(105,800)	(99,382)	(92,969)
Gains from sale or insurance recovery of property and equipment	4,973	95,081	57,244
Write-offs of property and equipment	(4,167)	(8,528)	(5,776)
Impairment of long-lived assets	(18,950)	(17,564)	(7,697)
Impairment of goodwill	(167)	(200)	(5,045)
Reorganization and optimization plan expenses	(11,003)	—	(5,341)
ADBV Long-Term Incentive Plan incremental compensation from modification	575	(1,409)	(281)
Operating income	123,458	272,935	178,580
(Less) Plus:
Net interest expense	(52,868)	(68,357)	(66,880)
Loss from derivative instruments	(565)	(7,065)	(3,065)
Foreign currency exchange results	14,874	(14,265)	32,354
Other non-operating expenses, net	270	(435)	(2,360)
Income tax expense	(48,136)	(53,314)	(59,641)
Net income attributable to non-controlling interests	(186)	(333)	(178)
Net income attributable to Arcos Dorados Holdings Inc.	$36,847	$129,166	$78,810

	For the fiscal years ended December 31,
	2018	2017	2016
Depreciation and amortization:
Brazil	$52,632	$52,442	$43,733
Caribbean division	22,835	25,210	27,376
NOLAD	20,829	20,635	21,975
SLAD	19,293	15,292	14,477
Total reportable segments	115,589	113,579	107,561
Corporate and others (i)	5,696	5,978	5,478
Purchase price allocation (ii)	(15,485)	(20,175)	(20,070)
Total depreciation and amortization	$105,800	$99,382	$92,969

Property and equipment expenditures:
Brazil	$100,926	$91,769	$42,657
Caribbean division	18,640	16,759	14,387
NOLAD	24,145	17,565	10,117
SLAD	53,300	48,621	24,967
Others	30	52	154
Total property and equipment expenditures	$197,041	$174,766	$92,282

	As of December 31,
	2018	2017
Total assets:
Brazil	$751,550	$786,897
Caribbean division	303,467	416,541
NOLAD	247,697	271,558
SLAD	291,300	297,581
Total reportable segments	1,594,014	1,772,577
Corporate and others (i)	105,835	172,400
Purchase price allocation (ii)	(121,810)	(141,234)
Total assets	$1,578,039	$1,803,743

(i)
Primarily relates to corporate general and administrative expenses, corporate supply chain operations in Uruguay, and related assets. Corporate general and administrative expenses consist of corporate office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. As of December 31, 2018 and 2017, corporate assets primarily includes corporate cash and cash equivalents.

(ii)	Relates to the purchase price allocation adjustment made at corporate level, which reduces the total assets and the corresponding depreciation and amortization